Accrued Payroll and Welfare	12 Months Ended
Sep. 30, 2023
Accrued Payroll and Welfare [Abstract]
ACCRUED PAYROLL AND WELFARE

NOTE 11. ACCRUED PAYROLL AND WELFARE

Accrued payroll and welfare consisted of the following:

	As of September 30,
	2022	2023
	HK$	HK$
Accrued paid time leave	662,837	821,358
Employees	7,754,233	7,014,988
Mandatory provident fund	380,771	392,618
	8,797,841	8,228,964